Notes to the consolidated statements of income (Tables)	12 Months Ended
Dec. 31, 2024
Notes to the consolidated statements of income
Schedule of revenue

The Company recognized the following revenue in the consolidated statements of income for the years ended December 31, 2024, 2023 and 2022:

Revenue
in € THOUS
	Revenue from	Revenue from	Revenue from
	contracts with	insurance	lease
	customers	contracts	contracts	Total

	For the year ended December 31, 2024

Health care services	13,471,363	1,614,024	—	15,085,387
Health care products	4,186,195	—	64,327	4,250,522
Total	17,657,558	1,614,024	64,327	19,335,909

	For the year ended December 31, 2023

Health care services	14,166,796	1,227,140	—	15,393,936
Health care products	3,979,122	—	80,559	4,059,681
Total	18,145,918	1,227,140	80,559	19,453,617

	For the year ended December 31, 2022

Health care services	14,566,485	851,584	—	15,418,069
Health care products	3,876,321	—	103,627	3,979,948
Total	18,442,806	851,584	103,627	19,398,017

Schedule of disaggregation of revenue by categories

Disaggregation of revenue by categories
in € THOUS
	For the year ended December 31,
	2024	2023	2022
Care Delivery
US	12,797,955	12,665,411	12,574,492
International	2,477,165	2,912,546	3,018,480
Total (1)	15,275,120	15,577,957	15,592,972

Care Enablement
Total (including inter-segment revenues) (1)	5,556,534	5,345,428	5,353,136
Inter-segment eliminations	(1,495,745)	(1,469,768)	(1,548,091)
Total Care Enablement revenue external customers	4,060,789	3,875,660	3,805,045
Total	19,335,909	19,453,617	19,398,017
(1)	For further information on the revenue attributable to the Company’s operating segments, see note 29.

Schedule of trade accounts receivables from unrelated parties and contract liabilities

Trade accounts receivables from unrelated parties and contract liabilities in € THOUS
	2024	2023

Trade accounts receivables from unrelated parties	3,238,090	3,223,760
Contract liabilities	66,735	56,566

Schedule of unsatisfied performance obligations

Unsatisfied performance obligations
in € THOUS
	2024	2023

1 year	234,739	195,800
1 - 3 years	308,734	255,759
3 - 5 years	122,351	297,805
5 - 10 years	31,796	108,715
Total	697,620	858,079

Schedule of selling, general and administrative expenses

Selling, general and administrative expense
in € THOUS
	2024	2023	2022
Distribution costs	776,532	807,961	800,876
General and administrative expense	2,366,287	2,388,375	2,369,494
Selling, general and administrative expense	3,142,819	3,196,336	3,170,370

Schedule of cost of materials

Cost of materials
in € THOUS
	2024	2023	2022

Cost of raw materials, supplies and purchased components	4,023,978	4,170,690	3,939,649
Cost of purchased services	354,417	316,945	280,913
Cost of materials	4,378,395	4,487,635	4,220,562

Schedule of personnel expenses

Personnel expenses
in € THOUS
	2024	2023	2022

Wages and salaries (1)	6,425,067	6,437,582	6,586,944
Social security contributions and cost of retirement benefits and social assistance (1)	1,363,751	1,330,628	1,352,454
thereof retirement benefits (1)	199,265	194,307	201,793
Personnel expenses	7,788,818	7,768,210	7,939,398
(1)	Wages and salaries previously disclosed as social security contributions and cost of retirement benefits and social assistance in the amount of €449,706 and €458,759, including retirement benefits in the amount of €15,240 and €15,372, for the years ended December 31, 2023 and 2022, respectively, have been revised to correct an error in the prior years’ presentation. The revision did not impact the Company’s consolidated statements of income.

Schedule of employees by function

Employees by function
	2024	2023	2022

Production and services	96,938	105,894	111,472
Administration	7,268	7,933	9,088
Sales and marketing	8,283	7,993	7,955
Research and development	1,351	1,300	1,226
Total employees	113,840	123,120	129,741

Schedule of amounts included in other operating income

Other operating income
in € THOUS	For the year ended December 31,
	2024	2023	2022

Foreign exchange gains	352,041	280,323	306,621
Gains on right-of-use assets, from the sale of fixed assets, clinics and investments	29,579	33,921	74,418
Revaluation of certain investments	51,572	14,671	—
Income from strategic transactions and programs	116,607	60,843	—
Income attributable to a consent agreement on foregone profits from the sale of certain pharmaceuticals to non-associated companies	71,994	46,919	83,212
Other	138,325	78,570	85,602
Other operating income	760,118	515,247	549,853

Schedule of amounts included in other operating expense

Other operating expense
in € THOUS	For the year ended December 31,
	2024	2023	2022

Foreign exchange losses	375,098	315,821	343,447
Losses on right-of-use assets, from the sale of fixed assets, clinics and investments	14,923	29,082	27,245
Revaluation of certain investments	7,544	—	103,353
Expenses from strategic transactions and programs	434,088	320,765	147,946
Other	101,285	98,625	125,563
Other operating expense	932,938	764,293	747,554

Schedule of expenses from strategic transactions and programs

Expenses from strategic transactions and programs
in € THOUS
	For the year ended December 31,
	2024	2023	2022
Derecognition of capitalized development costs and termination costs(1)	—	58,818	—
Legacy Portfolio Optimization	—	58,818	—
Impairment of intangible and tangible assets(2)	112,095	48,768	123,579
Legacy Portfolio Optimization	105,845	34,894	—
FME25 Program	6,250	13,874	27,183
Interwell Health	—	—	67,447
Other	—	—	28,949
Impairment resulting from the measurement of assets held for sale	118,375	74,616	—
Legacy Portfolio Optimization	118,375	62,724	—
FME25 Program	—	11,892	—
Loss from the sale of business	132,202	93,859	—
Legacy Portfolio Optimization	132,202	93,859	—
Other(3)	71,416	44,704	24,367
Legacy Portfolio Optimization	61,536	14,744	—
Legal Form Conversion Costs	9,330	29,960	—
FME25 Program	550	—	—
Interwell Health transaction-related costs	—	—	24,367
Expenses from strategic transactions and programs	434,088	320,765	147,946
(1)	Primarily research and development expense.
(2)	For the year ended December 31, 2024, the amount relates primarily to cost of revenues and selling, general and administrative expense, while the amounts for the years ended December 31, 2023 and 2022, relate primarily to R&D expense and cost of revenues, respectively.
(3)	For the year ended December 31, 2024, the amount relates primarily to selling, general and administrative expense, while the amounts for the years ended December 31, 2023 and 2022, relate primarily to selling, general and administrative expense.

Schedule of income before income taxes according to region

Income before income taxes
in € THOUS
	2024	2023	2022

Germany	(30,436)	(91,082)	(30,186)
United States	688,903	725,848	829,699
Other	398,459	398,249	419,766
Total	1,056,926	1,033,015	1,219,279

Schedule of income tax expense (benefit)

Income tax expense (benefit)
in € THOUS
	2024	2023	2022
Current
Germany	69,971	20,947	(5,423)
United States	179,423	290,787	190,058
Other	139,333	110,972	181,790
	388,727	422,706	366,425
Deferred
Germany	(37,765)	34,018	16,963
United States	(48,565)	(150,225)	(13,767)
Other	13,659	(5,942)	(44,667)
	(72,671)	(122,149)	(41,471)
Total	316,056	300,557	324,954

Schedule of reconciliation of expected and actual income tax expense

Reconciliation of income taxes
in € THOUS
	2024	2023	2022

Expected corporate income tax expense	320,671	313,158	367,491
Tax free income	(40,859)	(39,550)	(53,282)
Income from equity method investees	(33,142)	(25,570)	(24,909)
Tax rate differentials	(45,636)	(47,586)	(39,064)
Non-deductible expenses	97,141	114,182	77,465
Tax expense (income) for prior years	10,087	(16,867)	(848)
Noncontrolling partnership interests	(46,779)	(58,345)	(54,636)
Tax rate changes	(166)	442	(359)
Change in realizability of deferred tax assets and tax credits	32,415	44,287	33,683
Withholding taxes	8,371	15,124	9,160
Other	13,953	1,282	10,253
Income tax expense	316,056	300,557	324,954

Effective tax rate	29.9%	29.1%	26.7%

Schedule of deferred income taxes and net operating loss carryforwards

Deferred income tax assets and liabilities
in € THOUS
	2024	2023
Deferred tax assets
Trade accounts receivable	46,585	31,430
Inventories	93,831	70,663
Intangible assets	1,193	7,198
Property, plant and equipment and other non-current assets	95,587	74,318
Lease liabilities	779,241	776,120
Provisions and other liabilities	286,048	261,218
Pension liabilities	123,368	113,819
Net operating loss carryforwards, tax credit carryforwards and interest carryforwards	119,453	99,060
Derivatives	8,704	1,273
Other	7,168	42,940
Total deferred tax assets	1,561,178	1,478,039

Deferred tax liabilities
Trade accounts receivable	3,650	20,526
Inventories	3,464	3,983
Intangible assets	936,036	867,453
Property, plant and equipment and other non-current assets	183,762	215,124
Right-of-use assets	676,860	683,738
Provisions and other liabilities	39,826	8,267
Pension liabilities	1	119
Derivatives	6,530	4,547
Other	190,430	140,615
Total deferred tax liabilities	2,040,559	1,944,372
Net deferred tax liabilities	(479,381)	(466,333)

Net deferred income tax assets and liabilities
in € THOUS
	2024	2023

Deferred tax assets	229,509	283,953
Deferred tax liabilities	708,890	750,286
Net deferred tax liabilities	(479,381)	(466,333)

Net operating loss carryforwards
in € THOUS
For the year ended December 31, 2024		For the year ended December 31, 2023
2025	13,993	2024	13,926
2026	32,500	2025	32,348
2027	49,674	2026	42,129
2028	34,646	2027	46,337
2029	89,237	2028	48,447
2030	23,492	2029	57,160
2031	12,357	2030	24,281
2032	5,175	2031	4,311
2033	2,127	2032	2,547
2034 and thereafter	202,457	2033 and thereafter	174,267
Without expiration date	491,773	Without expiration date	458,165
Total	957,431	Total	903,918